Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0000048898
Registrant Name	HUBBELL INC
Registration File Number	333-289041
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES